Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Allocation of loss attributable to ordinary shareholders	$ 6,294	$ 5,837	$ 12,742	$ 11,905
Denominator:
Weighted average Ordinary shares outstanding	5,024,871	1,479,449	4,858,158	1,097,015
Basic loss per share	$ 1.25	$ 3.95	$ 2.62	$ 10.85